SEGMENT INFORMATION - Assets by Segment (Details) - USD ($) $ in Millions	Jun. 30, 2018	Dec. 31, 2017
Disclosure of operating segments [line items]
Total assets	$ 17,041	$ 15,804
Business services
Disclosure of operating segments [line items]
Total assets	5,361	5,246
Construction services
Disclosure of operating segments [line items]
Total assets	2,671	2,653
Industrial operations
Disclosure of operating segments [line items]
Total assets	6,388	5,839
Energy
Disclosure of operating segments [line items]
Total assets	1,686	1,671
Corporate and Other
Disclosure of operating segments [line items]
Total assets	$ 935	$ 395